SWK Holdings Corporation and Summary of Significant Accounting Policies (Details 2) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
Numerator:
Net income attributable to SWK Holdings Corporation Shareholders (in Dollars)	$ 1,457	$ 60	$ 12,862	$ (1,421)
Denominator:
Weighted-average shares outstanding	41,462,000	41,316,000	41,343,000	41,247,000
Effect of dilutive securities	68,000	80,000	97,000
Weighted-average diluted shares	41,530,000	41,396,000	41,440,000	41,247,000
Basic earnings per share (in Dollars per share)	$ 0.04	$ 0.00	$ 0.31	$ (0.03)
Diluted earnings per share (in Dollars per share)	$ 0.04	$ 0.00	$ 0.31	$ (0.03)